UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2004

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    PilotRock Investment Partners GP, LLC
         -------------------------------------
Address: 1700 East Putnam Avenue
         -------------------------------------
         Old Greenwich, CT 06870
         -------------------------------------

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Thomas D. O'Malley, Jr.
         -------------------------------------
Title:   Managing Member
         -------------------------------------
Phone:   (203) 698-8800
         -------------------------------------

Signature, Place and Date of Signing:


/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         July 30, 2004
---------------------------         -----------------         ------------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

---------------            ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2
                                        ------------------
Form 13F Information Table Entry Total:     31
                                        ------------------
Form 13F Information Table Value Total:     $123,711
                                        ------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-10619                   O'Malley, Jr., Thomas D.
         ---------                  -----------------------------------
2        28-10618                   Schmidt, Mark K.
         ---------                  --------------------------

---------------------------------------------------------------------------------------------------------------------------
Issuer                         Class      CUSIP         Value   Shares    Investment Discretion  Managers   Voting
                                                       (000's)                                              Authority
                                                                          ---------------------             ---------------
                                                                          Sole  Shared   Shared             Sole  Shared
                                                                                defined   other
---------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP COM              COM       06423A103       2550    50000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

BISYS GROUP INC COM            COM       55472104        3515   250000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

CENTURY ALUMINUM CO            COM       156431108       1091    44000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

CLEVELAND CLIFFS INCCOM        COM       185896107       1410    25000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

COMMSCOPE INC COM              COM       203372107       5363   250000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

COMPASS MINERALS INC COM       COM       20451N101       2229   115000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

CSK AUTO CORP                  COM       125965103       5142   300000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

CROWN CASTLE INTL CORP COM     COM       228227104       9595   650500                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

EARTHLINK INC                  COM       270321102       7090   685000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

GENERAL CABLE CORP COM         COM       369300108        428    50000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

GENTEK INC COM                 COM       37245X203       4000   100000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

GRAFTECH INTERNATIONAL LTD     COM       384313102       4707   450000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

HONEYWELL INTERNATIONAL        COM       438516106       3663   100000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

JDS UNIPHASE CORP              COM       46612J101       1137   300000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

K2 INC COM                     COM       482732104       3925   250000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

LIBERTY MEDIA INTL CL-A        COM       530719103        927    24999                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

MCDERMOTT INTL INC COM         COM       580037109       5300   521700                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

MEASUREMENT SPECIALTIES        COM       583421102       3780   175000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

NEWALLIANCE BANCSHARES INC     COM       650203102       1745   125000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

NEXTEL COMMUN COM              COM       65332V103       5332   200000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

NTL INC COM                    COM       62940M104       2881    50000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

OSHKOSH TRUCK CORP CL B        COM       688239201       4728    82500                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

P G & E CORPORATION COM        COM       69331C108       5588   200000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------


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

---------------------------------------------------------------------------------------------------------------------------
Issuer                         Class      CUSIP         Value   Shares    Investment Discretion  Managers   Voting
                                                       (000's)                                              Authority
                                                                          ---------------------             ---------------
                                                                          Sole  Shared   Shared             Sole  Shared
                                                                                defined   other
---------------------------------------------------------------------------------------------------------------------------
PEREGRINE SYSTEMS INC COM      COM       71366Q200       3140   161000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

RELIANT ENERGY INC COM         COM       75952B105       6769   625000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

SMURFIT-STONE CONTAINER        COM       832727101       1496    75000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

SPORTS AUTH INC NEW COM        COM       84917U109       3590   100000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

TOYS R US                      COM       892335100       3983   250000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

TYCO INTERNATIONAL LTD COM     COM       902124106       9114   275000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

UNITEDGLOBALCOM INC CL-A COM   COM       913247508       5808   800000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------

VALERO ENERGY CORP COM         COM       91913Y100       3688    50000                       X     1, 2             X
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                  123711
--------------------------------------------------------------------------------------------------------------------------


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